                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                             LETTER TO SHAREHOLDERS

                                                                December 1, 1997

Dear Shareholder:

    We are pleased to bring you our first annual report of The FBR Family of Funds for the fiscal year ended October 31, 1997. The launch of the Funds has been a success by any measure. We concluded the fiscal year with approximately 3,800 shareholder accounts and $75.6 million in net assets under management.

    Our first fiscal year was particularly notable from the standpoint of total return for shareholders. The inception date for our funds was the opening bell on January 2, 1997 and all of our Funds began the year with net asset values ("NAV") of $12.00. On October 31, 1997, the FBR Financial Services Fund closed with a NAV of $16.03 up 33.58% from inception. For the same period the Lipper Financial Services Fund Index returned 36.71% and the total return on the S&P 500 was 25.87%. The FBR Small Cap Financial Fund closed the fiscal year with a NAV of $17.53 representing a gain of 46.08% from inception. This compares favorably with the Russell 2000 and the Lipper Financial Services Fund Index, which were up 22.09% and 36.71%, respectively. Finally, the FBR Small Cap Growth/ Value Fund had an outstanding first ten months, closing on October 31, 1997, with a NAV of $16.70 up 39.17% from inception. This is considerably ahead of the Lipper Small Cap Fund Index, which gained 17.45% and the Russell 2000, which was up 22.09%. As you can see, across the board we have done extremely well on both an absolute and a relative basis.

    We are blessed to have outstanding portfolio managers working on your behalf and the annual report is a great forum for them to communicate their thoughts directly to shareholders. In the following sections David Ellison and Chuck Akre will outline their distinctive approaches to the investment process.

DAVID ELLISON, PORTFOLIO MANAGER - FBR FINANCIAL SERVICES FUND AND FBR SMALL CAP
  FINANCIAL FUND

    The past ten months have been an exciting learning experience for me. It was exciting to start the Funds from scratch on January 2, 1997, and watch them grow. It has been a learning experience talking to some of you about our business and how we at FBR can do better. With your continued support I hope there is much more growth and learning ahead for the Funds.

    I have owned mutual funds for quite some time now. I still have difficulty making sense of all the numbers and ratios presented. That may sound crazy coming from a mutual fund manager, but I have spent the last fourteen years looking at financial companies not mutual fund documents. I always end up looking at what a fund owns and wonder why the manager buys those specific companies. You can look at the fund type, such as growth or income to get some clue, but they usually have so many different companies in them it is hard to know anything except that it is a widely diversified mutual fund.

    What you also get within the numbers is text about how the fund performed. They use descriptive words like performance, relative and outlook, which say very little about the investment strategies the fund follows.

    What I hope to do in the following paragraphs is explain some of what I have learned about investing in the financial services business. This will hopefully give you a better understanding of my investment process, and why the Funds own what they own. There is nothing new or hard to understand here; no fancy numbers or big words.

    The first and most important lesson is that nothing has changed. The financial services business is still about assets and liabilities. There are no new paradigms here. It's about lending people money and getting it back with interest. It's about getting people to give you money at a lower rate than which it was lent out. It's about serving customers and keeping costs under control. It's about management adapting to changes in the marketplace, but keeping those changes in perspective. It's about not trying to be all things to all people. A financial services company's assets and liabilities are people.

    The second lesson: Honest accounting still counts. Is reported income real American dollars or some accounting game? The big mistake many analysts make is looking at just the income statement and ignoring the balance sheet and cash flow statements. Looking at all three together usually gives you a very good picture of the truth. All three should work together. When times are good they should all look good and vice versa. I always get concerned when a company says they have record earnings but need more of your money to grow. I say "what happened to the record earnings? Don't the earnings give you enough to grow?" Record earnings do not always mean record "cash" earnings. Eventually reported earnings will equal cash earnings. If the analyst is only looking at earnings, investors have no clue why earnings might be falling or negative. If a stock is down big, they can only listen to the CNBC "Big Movers" segment for relief, hoping to see other stocks they do not own being beaten up for similar reasons.

    The third lesson: Good management is ALWAYS better. There is no substitute for management that understands its business and can articulate it clearly. These companies always do better because they know how to respond to changing operating conditions. It's a lot easier to deal with tomorrow if you understand today.

    The fourth lesson: Understand what you own. This is the simplest lesson of all, and the easiest to violate. In those cases where I have violated this lesson I have never made money. I find this lesson the hardest because nobody wants to be left out of a hot issue or a new way to make money. It's the instant gratification gene in all of us.

    The fifth lesson: Invest in the safest, best managed and lowest valued earning stream you can find. The time to do well in the fund management business is when times are tough. If you can do decently when times are tough and average when times are good, over the long pull you have a decent record. The financial services industry offers many low risk earnings streams. My job is to find the best managed companies and then buy the cheapest among them.

    The sixth lesson: Liabilities are the real asset in the financial services business. Companies that have the cheapest, most stable source of liabilities (borrowings and deposits) will be the long-term winners. It keeps them solvent when times are bleak (like 1991), and requires less risk with the assets (loans and investments) when times are good (like now). Almost all failures in the financial services business happen because the company cannot secure refinancing of liabilities. Recent examples include Jayhawk Acceptance in the U.S., and more recently, Yamaichi Securities (I can't pronounce it either) in Japan.

    The funds I run reflect these lessons. I buy easy to understand companies that are well managed, with stable, low cost funding sources, with honest accounting, at the lowest price to earning ratios possible. Groups within the financial services industry that best fit this mold include banks, thrifts and life insurance companies. It should come as no surprise that most of our investments are in these three groups - which I expect to be the case going forward.

CHUCK AKRE, PORTFOLIO MANAGER - FBR SMALL CAP GROWTH/VALUE FUND

    I have commented to a number of shareholders that the wind was surely at our back this year, helping us achieve a result that in no instance should be used to extrapolate future return expectations.

    While it is easy for me to say that we have been more fortunate than expected, it is our goal to invest in a style that we feel is likely to produce better than "market" returns. In addition to this lofty goal, our style is such that one can anticipate relatively low turnover rates, which should mean lower tax consequences.

    Several of you have questioned me about the phrase "Growth/Value" in our fund's name, asking what it means. I will use the analogy of an old fashioned milking stool, the kind that has only three legs, to explain our "Growth/ Value" moniker. There is a dual utilitarian purpose for the three legs. The first is for ease of construction, and our portfolio is put together in an uncomplicated way as well. The second is for stability on uneven barn floors. Each investment we make is made with the belief that it can withstand uncertainty, giving us confidence that the portfolio is rock solid. Common sense dictates that our stool won't stand when missing one of the three legs, and so it is with our portfolio.

    The first leg of the stool represents the QUALITY OF THE BUSINESS. We are looking for companies which have earned a high return on shareholders equity for some period of time, AND we believe are also likely to continue to earn these attractive high returns for some time to come. Occasionally we identify a company because it has compounded book value per share at a high rate for several years. The bottom line purpose of this guideline is to identify businesses, which have some inherent competitive advantage, and accordingly earn much higher rates of return on our owners' capital than businesses in general.

    The second leg of the stool represents the QUALITY OF THE MANAGEMENT TEAM running the business. We look for managers who are owners, and who have always acted in the best interest of ALL shareholders. This leg is the trickiest: our experience shows us that we must follow what these managers have actually done, rather than what it is that they have said they have done. (You know, just the reverse of our parents' admonition: "do as I say, not as I do"). This focus on management is important for many reasons, but two stand out. First, because we anticipate being shareholders for a long time period, we want the confidence that we are in very able hands. Second, believing that we have able hands running the business, we want to be sure that all of the business value being created is flowing through on a per share basis equally to all shareholders.

    The third leg of the stool represents a company's internal REINVESTMENT OPPORTUNITY. In the situations we focus on, an opportunity to reinvest excess profits, at equally attractive high rates of return, often exists because of the characteristics of the business and the skill of the management. For our capital to compound at high rates, our businesses must be able to absorb increasing amounts of capital and continue to put it to work at high rates.

    Once we have identified these superior businesses we impose fairly strict price disciplines, refusing to pay lofty prices for these prizes. When we have identified the return that these individual businesses generate internally, our ability to capture that return in our portfolio is affected, in large measure, by our starting price. In sum, our success is determined by our ability to identify outstanding companies, each of which has three strong legs, and making purchases only when the price is right. Our preference is to own just a few of these, and accordingly we are set up as a non-diversified fund. As a non-diversified fund we can concentrate our holdings. On October 31, 1997, we had 30 holdings with the top 10 representing close to 60% of total assets. We stress quality, price and concentration. Our goal is simply to capture the attractive underlying economics in each of our companies. It is no more and no less.

    The bottom line of all investing, whether it be Aunt Tillie's C.D. or Uncle Jack's venture fund, is compound rate of return. We at the FBR Small Cap Growth/Value Fund are striving to compound our fellow shareholder's capital at higher rates, while incurring low turnover, low tax liabilities, and lower risk than the overall market. The experience of the most recent three years is likely an anomaly, and the long-term return of 10% per year compounded is likely to prevail. Our goal is to achieve returns modestly better than the market, while recognizing that the vast majority of mutual fund managers fail to do as well as the market over long periods of time. We are ambitious. Each of my immediate family is committed, as are many FBR colleagues. Thank you for your interest in this new fund.

IN CONCLUSION

    We hope the previous portfolio manager discussions help you better understand the substance behind our investment performance. Your support is appreciated. We look forward to serving you and growing with you in the years ahead. If you have any questions, please call The FBR Family of Funds toll-free information line at 1-888-888-0025.

Sincerely,
     [SIGNATURE]                        [SIGNATURE]
Eric F. Billings                        C. Eric Brugel
Chairman                                President
The FBR Family of Funds                 The FBR Family of Funds

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN FBR FINANCIAL SERVICES FUND(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      FBR FINANCIAL       S&P 500        LIPPER FINANCIAL
                                                      SERVICES FUND   COMPOSITE INDEX   SERVICES FUND INDEX
Jan. 3, 1997                                                 $10,000           $10,000              $10,000
                                                             $10,292           $10,678              $10,679
Feb. 28, 1997                                                $10,942           $10,761              $11,133
                                                             $10,042           $10,318              $10,405
Apr. 30, 1997                                                $10,567           $10,934              $11,001
                                                             $11,067           $11,599              $11,586
Jun. 30, 1997                                                $11,842           $12,118              $12,246
                                                             $12,917           $13,081              $13,425
Aug. 31, 1997                                                $12,400           $12,347              $12,866
                                                             $13,417           $13,023              $13,902
Oct. 31, 1997                                                $13,358           $12,587              $13,671
Past performance is not predictive of future
performance.

                          TOTAL RETURNS
                                             FOR THE PERIOD ENDED
                                                  OCTOBER 31,
                                                  1997(2)(3)
                                             ---------------------
FBR Financial Services Fund................           33.58%
S&P 500 Composite Index....................           25.87
Lipper Financial Services Fund Index.......           36.71

------------------------

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations. Total returns are not annualized.

(3) For the period January 3, 1997 (commencement of investment operations) through October 31, 1997.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN FBR SMALL CAP FINANCIAL FUND(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                       FBR SMALL CAP   RUSSELL 2000    LIPPER FINANCIAL
                                                      FINANCIAL FUND       INDEX      SERVICES FUND INDEX
Jan. 3, 1997                                                  $10,000        $10,000              $10,000
                                                              $10,258        $10,301              $10,679
Feb. 28, 1997                                                 $10,908        $10,052              $11,133
                                                              $10,658         $9,579              $10,405
Apr. 30, 1997                                                 $10,617         $9,603              $11,001
                                                              $11,167        $10,673              $11,586
Jun. 30, 1997                                                 $12,125        $11,127              $12,246
                                                              $12,775        $11,646              $13,425
Aug. 31, 1997                                                 $12,883        $11,909              $12,866
                                                              $14,158        $12,778              $13,902
Oct. 31, 1997                                                 $14,608        $12,209              $13,671
Past performance is not predictive of future
performance.

                          TOTAL RETURNS
                                             FOR THE PERIOD ENDED
                                                  OCTOBER 31,
                                                  1997(2)(3)
                                             ---------------------
FBR Small Cap Financial Fund...............           46.08%
Russell 2000 Index.........................           22.09
Lipper Financial Services Fund Index.......           36.71

------------------------

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations. Total returns are not annualized.

(3) For the period January 3, 1997 (commencement of investment operations) through October 31, 1997.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                        FBR SMALL CAP GROWTH/VALUE FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
           FBR SMALL CAP GROWTH/VALUE FUND(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                         FBR SMALL CAP     RUSSELL 2000     LIPPER SMALL
                                                       GROWTH/VALUE FUND       INDEX       CAP FUND INDEX
Jan. 3, 1997                                                      $10,000        $10,000           $10,000
                                                                  $10,192        $10,301           $10,352
Feb. 28, 1997                                                      $9,925        $10,052            $9,759
                                                                   $9,883         $9,579            $9,168
Apr. 30, 1997                                                      $9,750         $9,603            $9,091
                                                                  $11,083        $10,673           $10,229
Jun. 30, 1997                                                     $11,333        $11,127           $10,732
                                                                  $12,675        $11,646           $11,351
Aug. 31, 1997                                                     $13,042        $11,909           $11,481
                                                                  $13,917        $12,778           $12,369
Oct. 31, 1997                                                     $13,917        $12,209           $11,745
Past performance is not predictive of future
performance.

                          TOTAL RETURNS
                                             FOR THE PERIOD ENDED
                                                  OCTOBER 31,
                                                  1997(2)(3)
                                             ---------------------
FBR Small Cap Growth/Value Fund............           39.17%
Russell 2000 Index.........................           22.09
Lipper Small Cap Fund Index................           17.45

------------------------

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations. Total returns are not annualized.

(3) For the period January 3, 1997 (commencement of investment operations) through October 31, 1997.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 1997

---------------------------------------------------
  SHARES                                   VALUE
---------------------------------------------------
             COMMON STOCKS -- 95.5%
             BANKS - COMMERCIAL -- 14.6%
     5,000   GBC Bancorp..............  $   270,000
     5,000   Imperial Bancorp*........      218,125
    14,500   North Fork
               Bancorporation, Inc....      426,844
     8,600   Providian Financial
               Corporation............      318,200
     9,400   Regions Financial
               Corporation............      345,450
     5,503   Summit Bancorp...........      234,909
     4,700   TCF Financial
               Corporation............      267,313
     5,000   Union Planters Corp......      296,562
     3,200   UnionBanCal Corp.........      292,800
     7,200   United Bankshares,
               Inc.**.................      323,100
     8,400   Webster Financial
               Corporation............      517,650
                                        -----------
                                          3,510,953
                                        -----------
             BANKS - MONEY CENTER -- 10.0%
     5,100   Bank of New York Co.,
               Inc. (The).............      240,019
     5,100   BankAmerica Corp.........      364,650
     6,000   BankBoston Corp..........      486,375
     1,000   Bankers Trust New York
               Corporation............      118,000
     4,300   Chase Manhattan Corp.....      496,112
     1,900   Citicorp.................      237,619
     6,200   First Chicago NBD
               Corporation............      451,050
                                        -----------
                                          2,393,825
                                        -----------
             BANKS - SUPER REGIONAL -- 18.7%
     4,700   Comerica, Inc............      371,594
     4,000   CoreStates Financial
               Corp...................      291,000
    11,300   First Union Corp.........      554,406
     8,200   Fleet Financial Group,
               Inc....................      527,362
     8,300   KeyCorp..................      507,856
     5,800   Mellon Bank Corp.........      299,062
     8,900   NationsBank Corp.........      532,887
    10,400   Norwest Corp.............      333,450

---------------------------------------------------
  SHARES                                   VALUE
---------------------------------------------------
             BANKS - SUPER REGIONAL (CONTINUED)
     8,100   PNC Bank Corp............  $   384,750
     2,900   U.S. Bancorp.............      294,894
     1,300   Wells Fargo & Co.**......      378,787
                                        -----------
                                          4,476,048
                                        -----------
             FINANCIAL SERVICES -- 11.2%
     3,500   Associates First Capital
               Corp...................      222,687
     4,000   Beneficial Corporation...      306,750
     5,400   CMAC Investment
               Corp.**................      295,312
     6,900   Fannie Mae...............      334,219
     4,600   Lehman Brothers Holdings,
               Inc....................      216,487
     5,100   Morgan Stanley, Dean
               Witter, Discover and
               Co.....................      249,900
     5,800   PMI Group, Inc.
               (The)**................      350,538
     3,300   SLM Holding
               Corporation............      463,237
     5,000   Student Loan
               Corporation............      245,938
                                        -----------
                                          2,685,068
                                        -----------
             INSURANCE - LIFE/HEALTH -- 5.0%
     5,900   American General
               Corporation............      300,900
     9,600   AmerUs Life Holdings,
               Inc., Class A..........      298,200
     5,000   Hartford Life, Inc.,
               Class A**..............      184,688
     3,100   Jefferson-Pilot Corp.....      239,669
     6,000   Nationwide Financial
               Services, Inc., Class
               A......................      182,625
                                        -----------
                                          1,206,082
                                        -----------
             INSURANCE - MULTI-LINE -- 3.6%
     9,900   Allmerica Financial
               Corporation............      464,063
     1,200   CIGNA Corporation........      186,300
     2,500   Hartford Financial
               Services Group Inc.
               (The)..................      202,500
                                        -----------
                                            852,863
                                        -----------

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 1997

---------------------------------------------------
  SHARES                                   VALUE
---------------------------------------------------
             INSURANCE - PROPERTY/CASUALTY -- 0.7%
     4,000   NAC Re Corp.**...........  $   178,000
                                        -----------
             REAL ESTATE INVESTMENT TRUST -- 3.3%
     7,700   Equity Office Properties
               Trust**................      235,331
     5,000   Equity Residential
               Properties Trust.......      252,500
     5,000   Starwood Lodging
               Trust**................      299,063
                                        -----------
                                            786,894
                                        -----------
             SAVINGS & LOANS - SAVINGS BANKS --
               28.4%
    10,200   ALBANK Financial
               Corporation............      471,750
    10,200   Astoria Financial
               Corp...................      532,950
    14,200   BostonFed Bancorp,
               Inc....................      291,100
     8,950   Charter One Financial,
               Inc....................      520,219
     9,900   Commercial Federal
               Corp.**................      480,150
    13,800   Dime Bancorp, Inc........      331,200
    15,435   Downey Financial Corp....      405,169
    15,000   FirstFed Financial
               Corp.*.................      525,000
     8,800   Golden State Bancorp
               Inc.*..................      292,600
     6,100   Golden West Financial
               Corp...................      529,175
     5,300   GreenPoint Financial
               Corp...................      341,188
     6,300   H. F. Ahmanson &
               Company................      371,700
     6,000   Long Island Bancorp,
               Inc....................      267,000
     7,000   Ocean Financial Corp.....      262,500
     6,600   Peoples Heritage
               Financial Group,
               Inc....................      259,875
---------------------------------------------------
  SHARES                                   VALUE
---------------------------------------------------
             SAVINGS & LOANS - SAVINGS
               BANKS (CONTINUED)
    15,600   Washington Federal,
               Inc....................  $   460,200
     6,920   Washington Mutual,
               Inc....................      473,588
                                        -----------
                                          6,815,364
                                        -----------
             Total Common Stocks
               (Cost $19,950,868).....   22,905,097
                                        -----------
 PRINCIPAL
  AMOUNT
-----------
             SHORT-TERM INVESTMENT -- 8.1%
             REPURCHASE AGREEMENT -- 8.1%
 1,941,507   Bear, Stearns & Co. Inc.
               (Agreement dated
               10/31/97 to be
               repurchased at
               $1,942,397.) 5.55%,
               11/03/97(Note 6)
               (Cost $1,941,507)......    1,941,507
                                        -----------
             Total Investments --
               103.6%
               (Cost $21,892,375).....   24,846,604
             Liabilities in Excess
               of Other Assets --
               (3.6)%.................     (861,176)
                                        -----------
             Net Assets -- 100.0%.....  $23,985,428
                                        -----------
                                        -----------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 1997

---------------------------------------------------
  SHARES                                   VALUE
---------------------------------------------------
             COMMON STOCKS -- 89.4%
             BANKS - COMMERCIAL -- 5.7%
    14,500   Capital Corp of the
               West*/**...............  $   203,000
     8,600   Columbia Bancorp**.......      251,550
    22,500   Granite State Bankshares,
               Inc.**.................      568,125
    21,000   North County Bancorp*....      279,562
    11,000   SierraWest Bancorp.......      302,500
     4,700   Webster Financial
               Corporation............      289,638
    18,000   Western Bancorp..........      573,750
                                        -----------
                                          2,468,125
                                        -----------
             FINANCIAL SERVICES -- 1.7%
    12,500   First Sierra Financial,
               Inc.*..................      246,875
    38,500   Long Beach Financial
               Corporation*...........      481,250
                                        -----------
                                            728,125
                                        -----------
             INSURANCE - LIFE/HEALTH -- 0.6%
     9,000   AmerUs Life Holdings,
               Inc., Class A**........      279,562
                                        -----------
             INSURANCE - MULTI-LINE -- 0.7%
    17,000   Summit Holding Southeast
               Inc.*..................      306,000
                                        -----------
             SAVINGS & LOANS - SAVINGS BANKS -
               CENTRAL -- 17.9%
    10,000   Alliance Bancorp.........      260,000
    11,500   Calumet Bancorp, Inc.*...      580,750
    15,000   Camco Financial
               Corporation............      341,250
    19,500   Cameron Financial
               Corporation............      372,937
    13,900   Coastal Bancorp, Inc.....      390,938
    16,500   D&N Financial
               Corporation............      414,563
    23,000   Delphos Citizens Bancorp,
               Inc.*..................      408,250
    25,600   Flagstar Bancorp,
               Inc.**.................      483,200

---------------------------------------------------
  SHARES                                   VALUE
---------------------------------------------------
             SAVINGS & LOANS - SAVINGS BANKS -
               CENTRAL (CONTINUED)
    24,500   Hallmark Capital
               Corp.*.................  $   716,625
    22,000   Hemlock Federal Financial
               Corporation............      374,000
    14,500   Industrial Bancorp,
               Inc....................      253,750
    30,500   Logansport Financial
               Corp.**................      468,938
    15,000   MAF Bancorp, Inc.........      481,875
    13,200   Marion Capital
               Holdings...............      353,100
    13,000   Mississippi View Holding
               Company**..............      229,125
    38,800   North Central Bancshares,
               Inc....................      703,250
    15,600   Peoples Bancorp**........      544,050
    10,800   QCF Bancorp, Inc.*/**....      291,600
     5,500   Wells Financial Corp.....      101,750
                                        -----------
                                          7,769,951
                                        -----------
             SAVINGS & LOANS - SAVINGS BANKS -
               EAST -- 45.8%
    14,300   Abington Bancorp, Inc....      507,650
    11,225   Affiliated Community
               Bancorp, Inc...........      328,331
    11,700   ALBANK Financial
               Corporation............      541,125
    17,000   Andover Bancorp, Inc.....      624,750
    52,000   Bayonne Bancshares,
               Inc....................      663,000
    16,100   BostonFed Bancorp,
               Inc....................      330,050
    28,000   Catskill Financial
               Corporation............      497,000
    14,500   Commonwealth Bancorp,
               Inc....................      264,625
    18,200   Dime Community Bancorp,
               Inc....................      384,475
    13,600   Dime Financial
               Corporation............      414,800
     9,000   Eagle Financial Corp.....      452,250
    22,500   Emerald Isle Bancorp
               Inc....................      714,375
    19,400   First Bell Bancorp,
               Inc....................      339,500
     5,600   First Federal Savings &
               Loan Association of
               East Hartford..........      197,050

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 1997

---------------------------------------------------
  SHARES                                   VALUE
---------------------------------------------------
             SAVINGS & LOANS - SAVINGS BANKS -
               EAST (CONTINUED)
    18,400   First Keystone Financial,
               Inc....................  $   552,000
    22,200   First Shenango Bancorp,
               Inc....................      754,800
    23,900   FIRSTFED AMERICA BANCORP,
               INC.*..................      489,950
    10,800   GA Financial, Inc........      210,600
     8,000   Harris Financial, Inc....      456,000
    13,700   Haven Bancorp, Inc.......      585,675
     1,000   KSB Bancorp, Inc.**......       14,375
     8,000   Leeds Federal Savings
               Bank...................      252,000
     9,933   MASSBANK Corp............      429,602
    22,500   Mechanics Savings
               Bank*..................      570,937
    15,900   Medford Savings Bank.....      568,425
    22,500   MSB Bancorp, Inc.........      630,000
    16,500   Northwest Savings Bank...      495,000
    14,000   Ocean Financial Corp.....      525,000
    26,000   Pamrapo Bancorp, Inc.....      643,500
    29,625   Parkvale Financial
               Corporation............      833,203
    14,500   PennFed Financial
               Services, Inc..........      435,000
    24,800   PennFirst Bancorp,
               Inc....................      455,700
     3,000   Peoples Bank**...........       98,250
     5,000   Peoples Bancorp Inc......      180,000
     7,400   Progressive Bank, Inc....      256,225
    26,500   Pulse Bancorp, Inc.......      662,500
     5,800   Reliance Bancorp, Inc....      187,050
    25,000   Roslyn Bancorp, Inc.**...      534,375
    15,800   SIS Bancorp, Inc.........      539,175
    14,700   Skaneateles Bancorp,
               Inc....................      455,700
    40,900   Statewide Financial
               Corporation............      879,350
     8,000   TR Financial Corp........      262,000
     8,200   WSFS Financial
               Corporation*...........      147,600
    15,800   WVS Financial Corp.......      505,600
                                        -----------
                                         19,868,573
                                        -----------
---------------------------------------------------
  SHARES                                   VALUE
---------------------------------------------------
             SAVINGS & LOANS - SAVINGS BANKS -
               SOUTH -- 7.0%
     6,000   Fidelity Bankshares,
               Inc....................  $   169,500
    13,500   First Federal Bancshares
               of Arkansas, Inc.......      290,250
     8,000   First Palm Beach
               Bancorp................      308,000
     8,500   First Savings Bancorp,
               Inc....................      197,625
     8,000   GS Financial Corp........      139,000
    23,000   HCB Bancshares, Inc......      320,563
     7,500   ISB Financial
               Corporation............      184,688
    33,900   Jacksonville Bancorp,
               Inc....................      627,150
    30,400   Texarkana First Financial
               Corporation............      792,300
                                        -----------
                                          3,029,076
                                        -----------
             SAVINGS & LOANS - SAVINGS BANKS -
               WEST -- 10.0%
     6,000   Bay View Capital
               Corporation**..........      183,000
    26,000   First Colorado Bancorp,
               Inc.**.................      529,750
     4,000   First Savings Bank of
               Washington Bancorp,
               Inc....................       95,000
    24,200   FirstFed Financial
               Corporation*...........      847,000
    27,500   ITLA Capital
               Corporation*/**........      550,000
    13,400   Klamath First Bancorp....      299,825
    46,000   Oregon Trail Financial
               Corp.*.................      741,750
    47,700   Pacific Crest Capital,
               Inc.*..................      787,050
    14,750   Quaker City Bancorp,
               Inc.*..................      302,375
                                        -----------
                                          4,335,750
                                        -----------
             Total Common Stocks
               (Cost $34,485,676).....   38,785,162
                                        -----------

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 1997

---------------------------------------------------
 PRINCIPAL
  AMOUNT                                   VALUE
---------------------------------------------------
             SHORT-TERM INVESTMENT -- 16.2%
             REPURCHASE AGREEMENT -- 16.2%
 6,996,173   Bear, Stearns & Co. Inc.
               (Agreement dated
               10/31/97 to be
               repurchased at
               $6,999,380.) 5.55%,
               11/03/97 (Note 6)
               (Cost $6,996,173)......  $ 6,996,173
                                        -----------
             Total Investments --
               105.6%
               (Cost $41,481,849).....   45,781,335
             Liabilities in Excess
               of Other Assets --
               (5.6)%.................   (2,419,497)
                                        -----------
             Net Assets -- 100.0%.....  $43,361,838
                                        -----------
                                        -----------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                        FBR SMALL CAP GROWTH/VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 1997

----------------------------------------------------
   SHARES                                   VALUE
----------------------------------------------------
               COMMON STOCKS -- 96.4%
               BUSINESS SERVICES -- 15.0%
      1,650    Air Express International
                 Corporation............  $   50,531
      1,800    BARRA, Inc.*.............      46,350
      2,200    Catalina Marketing
                 Corporation*...........     100,512
      5,000    Duff & Phelps Credit
                 Rating Company.........     188,750
      4,000    Fair, Isaac and Company,
                 Incorporated...........     173,750
     15,000    Jackson Hewitt, Inc.*....     678,750
                                          ----------
                                           1,238,643
                                          ----------
               COMPUTER - SERVICES -- 9.7%
     26,000    New Horizons Worldwide
                 Inc.*..................     377,000
     40,000    Video Lottery
                 Technologies, Inc.*....     425,000
                                          ----------
                                             802,000
                                          ----------
               CONSUMER SERVICES -- 1.3%
      4,322    PCA International,
                 Inc....................     105,889
                                          ----------
               DIRECT MARKETING -- 2.3%
     25,000    Audio Book Club,
                 Inc.*/**...............     190,625
                                          ----------
               ELECTRONICS -- 1.5%
      5,000    Fluke Corporation........     120,313
                                          ----------
               FINANCE - SPECIALTY -- 2.0%
      3,000    Charles Schwab
                 Corporation (The)......     102,375
      1,000    Jefferies Group, Inc.....      66,250
                                          ----------
                                             168,625
                                          ----------
               GAMING -- 7.7%
     10,000    Colonial Downs Holdings,
                 Inc., Class A*.........      65,000

----------------------------------------------------
   SHARES                                   VALUE
----------------------------------------------------
               GAMING (CONTINUED)
     35,800    Penn National Gaming,
                 Inc.*..................  $  575,037
                                          ----------
                                             640,037
                                          ----------
               HOLDING COMPANY -- 1.4%
         80    Berkshire Hathaway, Inc.,
                 Class B*...............     117,520
                                          ----------
               INSURANCE - LIFE -- 6.7%
     10,000    Life Re Corporation......     551,250
                                          ----------
               INSURANCE - MULTI-LINE -- 2.3%
     30,000    PICO Holdings,
                 Inc.*/**...............     187,500
                                          ----------
               INSURANCE - PROPERTY/CASUALTY -- 7.0%
      3,800    Markel Corporation*......     583,063
                                          ----------
               MANUFACTURING - SPECIALTY -- 10.2%
      1,000    Action Performance
                 Companies, Inc.*.......      25,625
     15,000    II-VI, Incorporated*.....     388,594
      4,200    Kaydon Corporation.......     127,575
     10,000    Oshkosh B'Gosh, Inc.,
                 Class A**..............     305,000
                                          ----------
                                             846,794
                                          ----------
               MOTOR SPORTS -- 15.6%
     20,000    Dover Downs
                 Entertainment, Inc.....     395,000
     30,000    Grand Prix Association of
                 Long Beach, Inc.*......     446,250
     21,000    International Speedway
                 Corporation, Class
                 B**....................     441,000
        275    Penske Motorsports,
                 Inc.*..................       8,147
                                          ----------
                                           1,290,397
                                          ----------
               MOVIES & ENTERTAINMENT -- 5.5%
     14,000    Carmike Cinemas, Inc.,
                 Class A*...............     455,000
                                          ----------

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                        FBR SMALL CAP GROWTH/VALUE FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 1997

----------------------------------------------------
   SHARES                                   VALUE
----------------------------------------------------
               POWER PRODUCERS -- 0.7%
      1,400    AES Corporation*.........  $   55,475
                                          ----------
               RESTAURANTS -- 4.2%
     15,000    Lone Star Steakhouse &
                 Saloon, Inc.*..........     346,875
                                          ----------
               TECHNOLOGY -- 3.3%
      5,000    ATMI Inc.*...............     134,375
     10,000    Lo-Jack Corporation*.....     138,750
                                          ----------
                                             273,125
                                          ----------
               Total Common Stocks
                 (Cost $6,918,865)......   7,973,131
                                          ----------

  NUMBER OF
  CONTRACTS
-------------
               CALL OPTIONS PURCHASED -- 2.2%
               BANKS - SUPER REGIONAL -- 1.6%
         20    NationsBank, Corp.,
                 Expiring 01/16/98 @
                 $57.50*................      10,500
         40    Wells Fargo & Co.,
                 Expiring 01/15/99 @
                 $320.00*...............     115,500
                                          ----------
                                             126,000
                                          ----------
               RADIO BROADCASTING -- 0.6%
         50    American Radio Systems
                 Corporation,
                 Expiring 04/17/98 @
                 $40.00*................      51,875
                                          ----------
               Total Call Options
                 Purchased
                 (Cost $155,518)........     177,875
                                          ----------

----------------------------------------------------
   SHARES                                   VALUE
----------------------------------------------------
               WARRANTS -- 0.3%
               BANKS - MONEY CENTER -- 0.3%
        200    Bank of New York Co.,
                 Inc. (The), Expiring
                 11/29/98 @ $15.50*/**
                 (Cost $20,170).........  $   25,550
                                          ----------

  PRINCIPAL
   AMOUNT
-------------
               SHORT-TERM INVESTMENT -- 1.1%
               REPURCHASE AGREEMENT -- 1.1%
     94,377    Bear, Stearns & Co. Inc.
                 (Agreement dated
                 10/31/97 to be
                 repurchased at
                 $94,420.) 5.55%,
                 11/03/97 (Note 6) (Cost
                 $94,377)...............      94,377
                                          ----------
               Total Investments --
                 100.0%
                 (Cost $7,188,930)......   8,270,933
               Liabilities in Excess
                 of Other Assets --
                 (0.0)%.................      (2,415)
                                          ----------
               Net Assets -- 100.0%.....  $8,268,518
                                          ----------
                                          ----------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                      STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 1997

                                                                                              FBR
                                                                               FBR         SMALL CAP           FBR
                                                                            FINANCIAL      FINANCIAL        SMALL CAP
                                                                          SERVICES FUND      FUND       GROWTH/VALUE FUND
                                                                          -------------  -------------  ------------------
ASSETS
  Investments, at value (cost -- $21,892,375, $41,481,849, $7,188,930,
   respectively)........................................................  $  24,846,604   $45,781,335     $    8,270,933
  Collateral received for securities loaned.............................      1,402,883     1,516,381            424,292
  Receivable for Fund shares sold.......................................         39,493       566,388              3,700
  Receivable from investment adviser....................................         12,872         3,004                 --
  Receivable for investments sold.......................................             --       319,002                 --
  Dividends and interest receivable.....................................         28,267        46,201              3,026
  Deferred organization costs and other assets..........................         68,845        68,656             67,500
                                                                          -------------  -------------  ------------------
    Total assets........................................................     26,398,964    48,300,967          8,769,451
                                                                          -------------  -------------  ------------------
LIABILITIES
  Payable upon return of securities loaned..............................      1,402,883     1,516,381            424,292
  Payable for Fund shares redeemed......................................        146,080       286,738                 --
  Payable for investments purchased.....................................        749,095     3,017,534                 --
  Distribution fee payable..............................................          5,107         6,985              1,728
  Organization costs payable............................................         24,942        24,942             24,941
  Accrued expenses and other liabilities................................         85,429        86,549             49,972
                                                                          -------------  -------------  ------------------
    Total liabilities...................................................      2,413,536     4,939,129            500,933
                                                                          -------------  -------------  ------------------
NET ASSETS
  Capital stock (unlimited number of shares authorized,
   with no par value)...................................................     20,682,928    38,538,110          6,937,073
  Undistributed net investment income...................................         57,764        55,672                 --
  Accumulated net realized gain from investments and
   options transactions, if any.........................................        290,507       468,570            249,442
  Net unrealized appreciation on investments and
   options transactions, if any.........................................      2,954,229     4,299,486          1,082,003
                                                                          -------------  -------------  ------------------
    Net assets applicable to shares outstanding.........................  $  23,985,428   $43,361,838     $    8,268,518
                                                                          -------------  -------------  ------------------
                                                                          -------------  -------------  ------------------

  Net assets............................................................  $  23,985,428   $43,361,838     $    8,268,518
                                                                          -------------  -------------  ------------------
  Shares outstanding....................................................      1,495,976     2,473,976            495,069
                                                                          -------------  -------------  ------------------
  Net asset value, offering and redemption price per share..............         $16.03         $17.53            $16.70
                                                                          -------------  -------------  ------------------
                                                                          -------------  -------------  ------------------

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                            STATEMENT OF OPERATIONS

            FOR THE PERIOD JANUARY 3, 1997* THROUGH OCTOBER 31, 1997

                                                                              FBR            FBR
                                                                           FINANCIAL      SMALL CAP           FBR
                                                                            SERVICES      FINANCIAL        SMALL CAP
                                                                              FUND          FUND       GROWTH/VALUE FUND
                                                                          ------------  -------------  ------------------
INVESTMENT INCOME
  Dividends.............................................................   $  187,234    $   147,501     $        8,756
  Interest..............................................................       38,629         67,990             15,330
                                                                          ------------  -------------  ------------------
                                                                              225,863        215,491             24,086
                                                                          ------------  -------------  ------------------
EXPENSES
  Advisory fees.........................................................       91,690         87,174             25,311
  Administration and accounting fees....................................       22,603         22,747             10,016
  Distribution fees.....................................................       25,470         24,215              7,031
  Federal and state registration fees...................................       22,845         28,082             17,681
  Transfer agent fees and expenses......................................       34,818         19,976             14,750
  Amortization of organization expenses.................................       10,045         10,045             10,044
  Trustees' fees and expenses...........................................       13,563         13,563             13,563
  Custodian fees and expenses...........................................       16,190         20,111              7,778
  Printing..............................................................       11,900         11,955             11,900
  Audit and legal fees..................................................       51,550         45,150             25,400
  Insurance expenses....................................................        9,517         13,183              8,842
  Other.................................................................        2,250          1,999              1,999
                                                                          ------------  -------------  ------------------
    Total expenses before waivers and related reimbursements............      312,441        298,200            154,315
    Less: waivers and related reimbursements............................     (144,342)      (138,381)          (107,911)
                                                                          ------------  -------------  ------------------
    Total expenses after waivers and related reimbursements.............      168,099        159,819             46,404
                                                                          ------------  -------------  ------------------
  Net investment income/(loss)..........................................       57,764         55,672            (22,318)
                                                                          ------------  -------------  ------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS TRANSACTIONS
  Net realized gain from:
    Investments.........................................................      290,507        468,570            177,875
    Options transactions................................................           --             --             93,885
  Net change in unrealized appreciation on:
    Investments.........................................................    2,954,229      4,299,486          1,059,645
    Options transactions................................................           --             --             22,358
                                                                          ------------  -------------  ------------------
  Net realized and unrealized gain on investments and
   options transactions.................................................    3,244,736      4,768,056          1,353,763
                                                                          ------------  -------------  ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $3,302,500    $ 4,823,728     $    1,331,445
                                                                          ------------  -------------  ------------------
                                                                          ------------  -------------  ------------------

------------------

* Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                       STATEMENT OF CHANGES IN NET ASSETS

            FOR THE PERIOD JANUARY 3, 1997* THROUGH OCTOBER 31, 1997

                                                                                              FBR
                                                                               FBR         SMALL CAP           FBR
                                                                            FINANCIAL      FINANCIAL        SMALL CAP
                                                                          SERVICES FUND      FUND       GROWTH/VALUE FUND
                                                                          -------------  -------------  ------------------
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)..........................................  $      57,764   $    55,672     $      (22,318)
  Net realized gain from investments and
   options transactions, if any.........................................        290,507       468,570            271,760
  Net change in unrealized appreciation on investments and
   options transactions, if any.........................................      2,954,229     4,299,486          1,082,003
                                                                          -------------  -------------  ------------------

  Net increase in net assets resulting from operations..................      3,302,500     4,823,728          1,331,445
                                                                          -------------  -------------  ------------------

Increase in net assets derived from capital share transactions..........     20,649,595    38,504,777          6,903,739
                                                                          -------------  -------------  ------------------
    Total increase in net assets........................................     23,952,095    43,328,505          8,235,184

NET ASSETS
  Beginning of period...................................................         33,333        33,333             33,334
                                                                          -------------  -------------  ------------------
  End of period (includes undistributed net investment income of
   $57,764, $55,672 and $0, respectively)...............................  $  23,985,428   $43,361,838     $    8,268,518
                                                                          -------------  -------------  ------------------
                                                                          -------------  -------------  ------------------

------------------

* Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                              FINANCIAL HIGHLIGHTS

            FOR THE PERIOD JANUARY 3, 1997* THROUGH OCTOBER 31, 1997

--------------------------------------------------------------------------------

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                           FBR             FBR                FBR
                                                                        FINANCIAL       SMALL CAP          SMALL CAP
                                                                      SERVICES FUND   FINANCIAL FUND   GROWTH/VALUE FUND
                                                                      -------------   --------------   -----------------
PER SHARE OPERATING PERFORMANCE**
  Net asset value, beginning of period..............................     $12.00           $12.00            $12.00
                                                                      -------------      -------           -------
  Net investment income/(loss)(1)...................................       0.04             0.02             (0.05)
  Net realized and unrealized gain on investments and
   options transactions, if any(2)..................................       3.99             5.51              4.75
                                                                      -------------      -------           -------
  Net increase in net assets resulting from operations..............       4.03             5.53              4.70
                                                                      -------------      -------           -------
  Net asset value, end of period....................................     $16.03           $17.53            $16.70
                                                                      -------------      -------           -------
                                                                      -------------      -------           -------
  Total investment return(3)........................................      33.58%           46.08%            39.17%
                                                                      -------------      -------           -------
                                                                      -------------      -------           -------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted).........................    $23,985          $43,362            $8,269
  Ratio of expenses to average net assets(1)(5).....................       1.65%            1.65%             1.65%
  Ratio of net investment income/(loss) to average net
   assets(1)(5).....................................................       0.57%            0.57%            (0.79)%
  Increase/(Decrease) reflected in above expense ratios and net investment income/(loss) due to waivers and related
   reimbursements(5)................................................       1.42%            1.43%             3.84%
  Portfolio turnover rate...........................................      49.68%           35.41%            42.59%
  Average commission rate per share(4)..............................    $0.0571          $0.0524           $0.0488

------------------

 * Commencement of investment operations.

 ** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.

(1) Reflects waivers and related reimbursements.

(2) The amount shown for a share outstanding throughout the period is not in accordance with the changes in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.

(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total investment return is not annualized.

(4) Computed by dividing the total amount of commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the Securities and Exchange Commission.

(5) Annualized.

The accompanying notes are an integral part of the financial statements.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FBR Family of Funds (the "Trust") is an open-end management investment company organized under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of four series which represent interests in one of the following investment portfolios: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), FBR Small Cap Growth/Value Fund ("Growth/Value Fund") (collectively, the "Funds") and FBR Information Technologies Fund. Financial Services Fund and Small Cap Financial Fund are diversified portfolios and Growth/Value Fund and FBR Information Technologies Fund are non-diversified portfolios. Each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund commenced investment operations on January 3, 1997. Currently, shares of the FBR Information Technologies Fund are not being offered.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on January 3, 1997, the Funds did not have any transactions other than those relating to organizational matters and the sale of 2,777, 2,778, 2,778 shares of beneficial interest of Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively, to Friedman, Billings, Ramsey & Co., Inc. ("FBR" or the "Distributor") on December 16, 1996. Costs of approximately $60,727, $60,727 and $60,726 which were incurred by Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively, in connection with the organization, including fees and expenses incurred to register and qualify the Funds' shares for distribution under Federal securities regulations, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund. In the event that the Distributor or any transferee of the Distributor redeems any of its original shares in any of the Funds prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of the Funds are liquidated prior to the end of the sixty month period, the Distributor or the transferee of the Distributor shall bear the unamortized deferred organization expenses.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of 4:15 p.m., New York time, on each business day. Each Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets (of which there were none as of October 31, 1997) for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value in good faith by the Board of Trustees. The Board of Trustees will review the method of valuations on a current basis. Expenses and fees, including the investment advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares.

OPTIONS -- Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Financial Services Fund and Small Cap Financial Fund did not engage in options transactions during the period January 3, 1997 (commencement of investment operations) through October 31, 1997.

                                                      CALL OPTIONS
                                               --------------------------
GROWTH/VALUE FUND                                CONTRACTS     PREMIUMS
---------------------------------------------  -------------  -----------
Outstanding, at beginning of period..........             --           --
Options purchased............................            230     $205,253
Options sold.................................           (120)     (49,735)
                                               -------------  -----------
Outstanding, at end of period................            110     $155,518
                                               -------------  -----------
                                               -------------  -----------

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the "Adviser") considers creditworthy pursuant to criteria approved by the Trust's Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

At October 31, 1997, the Growth/Value Fund reclassified $22,318 of net investment loss to accumulated net realized gain from investments and options transactions.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

FBR Fund Advisers, Inc. serves as each Fund's investment adviser. For its advisory services, the Adviser is entitled to receive from the Funds a monthly fee equal to an annual rate of 0.90% of each Fund's average daily net assets, computed daily and paid monthly.

The Adviser has voluntarily undertaken to limit each Fund's total operating expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the extent that such expenses exceed 1.65% of each Fund's average daily net assets. As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the period January 3, 1997 (commencement of investment operations) through October 31, 1997, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                                    GROSS                      NET
                                                  ADVISORY     ADVISORY     ADVISORY          EXPENSE
FUND                                                FEES      FEE WAIVERS     FEES        REIMBURSEMENTS
-----------------------------------------------  -----------  -----------  -----------  -------------------
Financial Services Fund........................   $  91,690    $ (85,021)   $   6,669       $    59,321
Small Cap Financial Fund.......................      87,174      (79,894)       7,280            58,487
Growth/Value Fund..............................      25,311      (25,311)          --            82,600

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Funds will not pay the Adviser at a later time for any amounts it may waive nor will the Funds reimburse the Adviser for any amounts it may assume.

The Trust, on behalf of each of the Funds, has entered into a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan in effect for the period January 3, 1997 (commencement of investment operations) through October 31, 1997, each Fund paid the Distributor a fee at an annual rate of 0.25% of each Fund's average daily net assets and are accrued daily and paid quarterly. For the period January 3, 1997 (commencement of investment operations) through October 31, 1997, the fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Distributor earned $25,470, $24,215 and $7,031 for Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively, in distribution fees. The Distributor uses these fees to pay its dealers whose clients hold Fund shares and for other distribution-related activities.

Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as administrator for each of the Funds. For providing administrative services BSFM is entitled to receive a monthly fee from each Fund equal to an annual rate of 0.075% on the first $250 million of each Fund's average daily net assets and 0.050% of each Fund's average daily net assets in excess of $250 million, subject to a minimum annual fee of $75,000. For the period January 3, 1997 (commencement of investment operations) through October 31, 1997, BSFM has waived its minimum annual fee requirement. The Funds will not pay BSFM at a later time for any amounts it may waive.

PFPC Inc. ("PFPC"), provides certain administration and accounting services to the Funds. For providing these services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.075% on the first $1 billion of each Fund's average daily net assets, and 0.050% of each Fund's average daily net assets over $1 billion, subject to a minimum annual fee of $75,000. For the period January 3, 1997 (commencement of investment operations) through October 31, 1997, PFPC, at its discretion, voluntarily agreed to waive a portion of its fees for each of the Funds. PFPC also acts as the Funds' transfer agent, dividend disbursing agent and registrar.

3. INVESTMENT IN SECURITIES AND OPTIONS

For U.S. federal income tax purposes, the costs of securities and options owned at October 31, 1997, were $21,913,754, $41,483,900 and $7,189,106 for Financial
Services Fund, Small Cap Financial Fund and

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Growth/Value Fund, respectively. Accordingly, the net unrealized appreciation on investments and options transactions, if any, were as follows:

FUND                                                         APPRECIATION      DEPRECIATION     NET APPRECIATION
---------------------------------------------------------  ----------------  -----------------  ----------------
Financial Services Fund..................................   $    3,085,936     $    (153,086)    $    2,932,850
Small Cap Financial Fund.................................        4,406,679          (109,244)         4,297,435
Growth/Value Fund........................................        1,257,066          (175,239)         1,081,827

For the period January 3, 1997 (commencement of investment operations) through October 31, 1997, aggregate purchases and sales of investment securities and options transactions (excluding short-term investments) were as follows:

FUND                                                           PURCHASES         SALES
-----------------------------------------------------------  --------------  -------------
Financial Services Fund....................................  $   25,867,366  $   6,207,001
Small Cap Financial Fund...................................      38,484,587      4,467,481
Growth/Value Fund..........................................       8,315,750      1,472,782

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 1997, each Fund has an unlimited number of shares authorized, with no par value, of which FBR owned 2,777, 2,778 and 2,778 of Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively.

Transactions in capital shares for the period January 3, 1997 (commencement of investment operations) through October 31, 1997, were as follows:

                                                         SALES                     REPURCHASES
                                              ----------------------------  -------------------------
FUND                                             SHARES         AMOUNT        SHARES       AMOUNT
--------------------------------------------  ------------  --------------  ----------  -------------
Financial Services Fund.....................     1,780,567  $   24,819,794     287,368  $   4,177,025
Small Cap Financial Fund....................     2,658,638      41,558,998     187,440      3,063,008
Growth/Value Fund...........................       506,468       7,100,953      14,177        197,856

There is a 1.00% redemption fee on shares redeemed, which have been held 90 days or less. For the period January 3, 1997 (commencement of investment operations) through October 31, 1997, these fees amounted to $6,826, $8,787 and $642 for Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The value of securities on loan to brokers and the related value of cash collateral and indemnification received at October 31, 1997, was as follows:

                                                      VALUE OF SECURITIES ON    VALUE OF COLLATERAL AND
FUND                                                           LOAN                 INDEMNIFICATION
----------------------------------------------------  -----------------------  -------------------------
Financial Services Fund.............................      $     1,367,849            $   1,402,883
Small Cap Financial Fund............................            1,478,702                1,516,381
Growth/Value Fund...................................              397,811                  424,292

The cash collateral was reinvested into repurchase agreements which was in turn collateralized as follows:

          FINANCIAL SERVICES FUND:
            DLJ Mortgage Acceptance Corp., Series
            1994-Q8
            Independent National Mortgage
            Corporation, Series 1994-M, Class B1A

          SMALL CAP FINANCIAL FUND:
            Saxon Mortgage Securities Corporation,
            Series 1994-6
            DLJ Mortgage Acceptance Corp., Series
            1994-Q8

          GROWTH/VALUE FUND:
            Salomon Brothers Mortgage Securities
            VII, Series 1992-5, Class M1
            Independent National Mortgage
            Corporation, Series 1994-M, Class B1A

For the period January 3, 1997 (commencement of investment operations) through October 31, 1997, income from securities lending was $2,250, $2,694 and $1,067 for Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively. Such income from securities lending is included under the caption INTEREST in the Statement of Operations.

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at October 31, 1997:

  FINANCIAL SERVICES FUND

                                                         PRINCIPAL                    INTEREST         TOTAL
ISSUER                                                    AMOUNT        MATURITY        RATE           VALUE
-----------------------------------------------------  -------------  ------------  -------------  -------------
DLJ Mortgage Acceptance Corp., Series 1994-Q8........      1,710,539     05/25/24        7.250%    $   1,503,571
Independent National Mortgage Corporation, Series
 1994-M, Class B1A...................................        490,000     09/25/24        8.462%          477,340
                                                                                                   -------------
Total............................................................................................  $   1,980,911
                                                                                                   -------------
                                                                                                   -------------

  SMALL CAP FINANCIAL FUND

                                                         PRINCIPAL                    INTEREST         TOTAL
ISSUER                                                    AMOUNT        MATURITY        RATE           VALUE
-----------------------------------------------------  -------------  ------------  -------------  -------------
Saxon Mortgage Securities Corporation, Series
 1994-6..............................................      4,915,000     06/25/24        8.571%    $   5,043,051
DLJ Mortgage Acceptance Corp., Series 1994-Q8........      2,385,000     05/25/24        7.250%        2,096,425
                                                                                                   -------------
Total............................................................................................  $   7,139,476
                                                                                                   -------------
                                                                                                   -------------

  GROWTH/VALUE FUND

                                                         PRINCIPAL                    INTEREST         TOTAL
ISSUER                                                    AMOUNT        MATURITY        RATE           VALUE
-----------------------------------------------------  -------------  ------------  -------------  -------------
Salomon Brothers Mortgage Securities VII, Series
 1992-5, Class M1....................................        405,000     11/25/22        7.929%       $   68,035
Independent National Mortgage Corporation, Series
 1994-M, Class B1A...................................         30,000     09/25/24        8.462%           29,225
                                                                                                   -------------
Total............................................................................................     $   97,260
                                                                                                   -------------
                                                                                                   -------------

                                      THE
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
  OF THE FBR FAMILY OF FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the FBR Financial Services Fund, FBR Small Cap Financial Fund and FBR Small Cap Growth/Value Fund of The FBR Family of Funds (the "Trust") as of October 31, 1997, and the related statements of operations, changes in net assets and financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FBR Financial Services Fund, FBR Small Cap Financial Fund and FBR Small Cap Growth/Value Fund of The FBR Family of Funds as of October 31, 1997, the results of their operations, changes in their net assets, and financial highlights for the period presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP
Washington, DC
December 12, 1997

              THE
      FBR FAMILY OF FUNDS

      Potomac Tower
      1001 Nineteenth Street North
      Arlington, VA 22209

      1-888-888-0025
      e-mail: info@fbrfunds.com
      Internet: http://www.fbrfunds.com

      INVESTMENT ADVISER
          FBR Fund Advisers, Inc.
          Potomac Tower
          1001 Nineteenth Street North
          Arlington, VA 22209

      DISTRIBUTOR
          Friedman, Billings, Ramsey & Co., Inc.
          Potomac Tower
          1001 Nineteenth Street North
          Arlington, VA 22209

      ADMINISTRATOR
          Bear Stearns Funds Management Inc.
          245 Park Avenue
          New York, NY 10167

      ADMINISTRATION AND ACCOUNTING SERVICES/
      TRANSFER AGENT
          PFPC Inc.
          Bellevue Corporate Center
          400 Bellevue Parkway
          Wilmington, DE 19809

      CUSTODIAN
          Custodial Trust Company
          101 Carnegie Center
          Princeton, NJ 08540

      INDEPENDENT ACCOUNTANTS
          Arthur Andersen LLP
          8000 Towers Cresent Drive
          Vienna, VA 22182

      COUNSEL
          Dechert Price & Rhoads
          1500 K Street, N.W.
          Washington, DC 20005

      This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies, fees and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

                                      THE
                              FBR FAMILY OF FUNDS

                                ---------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                        FBR SMALL CAP GROWTH/VALUE FUND

                                     [LOGO]

                                 ANNUAL REPORT
                                OCTOBER 31, 1997